Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 TTD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 6,480			$ 6,261
Par value	6,802			6,551
Subordinated indebtedness sold short (held) for trading purposes, at par value	3			31
Subordinated indebtedness sold short (held) for trading purposes	3			31
Subordinated indebtedness net of trading purposes, at par value	6,805			6,582
Subordinated indebtedness net of trading purposes	6,483			6,292
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 36			36
Interest rate	5.75%	5.75%	5.75%
Contractual maturity date	July 11, 2024
Par value	$ 36			36
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 175
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value				1,487
Interest rate	3.45%	3.45%	3.45%
Contractual maturity date	April 4, 2028
At par	Apr. 04, 2023
Par value				1,500
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 30			32
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25			25
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,501			1,426
Interest rate	2.95%	2.95%	2.95%
Contractual maturity date	June 19, 2029
At par	Jun. 19, 2024
Par value	$ 1,500			1,500
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 793			929
Interest rate	2.01%	2.01%	2.01%
Contractual maturity date	July 21, 2030
At par	Jul. 21, 2025
Par value	$ 1,000			1,000
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 200			174
Interest rate	11.60%	11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200			200
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 145			129
Interest rate	10.80%	10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150			150
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 31			34
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25			25
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 32			34
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25			25
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 33			36
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2035
Par value	$ 25			25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 53			52
Interest rate basis	Floating
Par value	$ 53			52
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 38
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 13			13
Interest rate basis	Floating
Par value	$ 13			13
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 10
April 21, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,000			916
Interest rate	1.96%	1.96%	1.96%
Contractual maturity date	April 21, 2031
At par	Apr. 21, 2026
Par value	$ 1,000			1,000
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 945			963
Interest rate	4.20%	4.20%	4.20%
Contractual maturity date	April 7, 2032
At par	Apr. 07, 2027
Par value	$ 1,000			$ 1,000
April 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 750
Interest rate	5.35%	5.35%	5.35%
Contractual maturity date	April 20, 2033
At par	Apr. 20, 2028
Par value	$ 750
January 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 918
Interest rate	5.33%	5.33%	5.33%
Contractual maturity date	January 20, 2033
At par	Jan. 20, 2028
Par value	$ 1,000